Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000143294
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eubel Brady & Suttman Income and Appreciation Fund
C000143295
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eubel Brady & Suttman Income Fund
Without Sales Load [Member] | C000143294
Average Annual Return [Line Items]
Average Annual Return, Percent		7.53%	4.83%	5.14%
Without Sales Load [Member] | C000143295
Average Annual Return [Line Items]
Average Annual Return, Percent		7.00%	3.51%	3.62%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
ICE BofA U.S. Corporates, 1-10 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-10 Year Corp. Index
Average Annual Return, Percent		7.58%	1.80%	3.36%
ICE BofA Yield Alternative US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Yield Alternative US Convertible Index
Average Annual Return, Percent		10.47%	4.47%	7.47%
ICE BofA U.S. Corporate & Government, 1-10 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government 1-10 Yrs Index
Average Annual Return, Percent		6.49%	1.09%	2.21%